Redeemable Convertible Preferred Stock Warrants Liability - Summary of Key Assumptions for Determining Fair Value of Redeemable Convertible Preferred Stock Warrants (Detail) - Micromidas, Inc. - Redeemable Convertible Preferred Stock Warrants
	Dec. 31, 2020	Dec. 31, 2019
Expected Life (Years)
Class of Warrant or Right [Line Items]
Fair value measurements inputs	3.00	4.00
Risk-Free Interest Rate
Class of Warrant or Right [Line Items]
Fair value measurements inputs	0.0017	0.0166
Expected Volatility
Class of Warrant or Right [Line Items]
Fair value measurements inputs	0.7000	0.5000
Dividend Yield
Class of Warrant or Right [Line Items]
Fair value measurements inputs	0.00	0.00